Document and Entity Information	Jul. 28, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	TIDEWATER INC
Amendment Flag	false
Entity Central Index Key	0000098222
Document Type	8-K
Document Period End Date	Jul. 28, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-6311
Entity Tax Identification Number	72-0487776
Entity Address, Address Line One	6002 Rogerdale Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77072
City Area Code	(713)
Local Phone Number	470-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	TDW
Security Exchange Name	NYSE
Series A Warrants To Purchase Shares Of Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Warrants to purchase shares of common stock
Trading Symbol	TDW.WS.A
Security Exchange Name	NYSE
Series B Warrants To Purchase Shares Of Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series B Warrants to purchase shares of common stock
Trading Symbol	TDW.WS.B
Security Exchange Name	NYSE
Warrants To Purchase Shares Of Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase shares of common stock
Trading Symbol	TDW.WS
Security Exchange Name	NYSEAMER
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred stock purchase rights
Security Exchange Name	NYSE